Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of results of operations - (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Results Of Operations [Line Items]
Revenue from contract with customers	$ 652,187	$ 273,938	$ 415,976
Production costs, excluding depreciation
Operating costs	107,123	88,018	114,431
Royalties	86,241	38,908	61,008
Exploration expenses	561	646	676
Depreciation, depletion and amortization	191,313	147,674	153,001
Profit / (loss) before income tax	152,764	(112,862)	(16,491)
Income tax	(102,114)	10,113	(16,232)
Profit / (loss) for the year, net	50,650	(102,749)	(32,723)
Argentina [Member]
Production costs, excluding depreciation
Exploration expenses			9
Oil And Gas Producing Activities [Member] | Argentina [Member]
Disclosure Of Results Of Operations [Line Items]
Revenue from contract with customers	652,187	273,938	415,976
Total revenue	652,187	273,938	415,976
Production costs, excluding depreciation
Operating costs	(107,123)	(88,018)	(114,431)
Royalties	(86,241)	(38,908)	(61,008)
Total production costs	(193,364)	(126,926)	(175,439)
Exploration expenses	(561)	(646)	(676)
Discount for well plugging and abandonment liabilities	(2,546)	(2,584)	(1,723)
Reversal / Impairment of long-lived assets	14,044	(14,438)
Depreciation, depletion and amortization	(191,313)	(147,674)	(153,001)
Profit / (loss) before income tax	278,447	(18,330)	85,137
Income tax	(83,534)	5,499	(25,541)
Profit / (loss) for the year, net	$ 194,913	$ (12,831)	$ 59,596